COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Balance 2016	$ 405,000	$ 215,000
2017	144,000	84,000
2018	87,000	87,000
2019	66,000	66,000
Operating Leases, Future Minimum Payments Due, Total	$ 702,000	$ 452,000